Subsequent Events	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events

15. Subsequent Events

Business Combination

On November 18, 2021 (the “Closing Date”), Wejo Group Limited, an exempted company limited by shares incorporated under the laws of Bermuda, consummated the business combination (the “Business Combination”) pursuant to that certain Agreement and Plan of Merger, dated as of May 28, 2021 (the “Business Combination Agreement”) by and among Wejo Group, Virtuoso Acquisition Corp., a Delaware corporation (“Virtuoso”), Yellowstone Merger Sub, Inc., a Delaware corporation (“Merger Sub”), Wejo Bermuda Limited an exempted company limited by shares incorporated under the laws of Bermuda, (“Limited”), and the Company, a private limited company incorporated under the laws of England and Wales (“Wejo”).

The Business Combination has been accounted for as a capital reorganization whereby Wejo Group Limited became the successor to the Company. The capital reorganization was immediately followed by Wejo Group Limited acquiring Virtuoso, which was effectuated by Merger Sub merging with and into Virtuoso, with Virtuoso being the surviving entity. Wejo Group Limited’s acquisition of Virtuoso was treated as a reverse recapitalization.

Pursuant to their respective agreements, all of Wejo’s outstanding share options, warrants, and convertible loan notes were converted into shares in Wejo and the shareholders of Wejo exchanged all classes of their shares and Virtuoso exchanged all of their Class A and Class B common stock for shares in Wejo Group Limited, which became publicly listed on the NASDAQ Stock Market LLC (“NASDAQ”) as of the consummation of the Business Combination. As part of the Business Combination, the Company raised net proceeds of $178.8 million, consisting of $230.0 million cash received in the trust, less redemptions of $132.8 million, and $128.5 million, through a Private Investment in Public Entity (“PIPE”) investment, net of expenses of $46.9 million.

2021 Fixed Rate Secured Loan Notes Issuance

On October 29, 2021, the Company drew down an additional $7.5 million of fixed rate secured loan notes that bears interest at a fixed per annum rate of 9.2% until their maturity date in April 2024. The maturity may be extended for a one-year period if the Company and the noteholders holding at least 66.66% of the loan notes outstanding deliver written notice to noteholders for extension. The principal on the loan notes will be paid at maturity, or upon an early redemption. The interest payments are due monthly until the loan notes are repaid.

Apollo Agreement

On November 10, 2021, the Company entered into an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”) with Apollo A-N Credit Fund (Delaware), L.P., Apollo Atlas Master Fund, LLC, Apollo Credit Strategies Master Fund Ltd., Apollo PPF Credit Strategies, LLC and Apollo SPAC Fund I, L.P. (collectively “Apollo”) for the purpose of purchasing up to $75.0 million of Virtuoso Class A common stock (the “VOSO Shares”) from holders of VOSO Shares, including holders who have redeemed VOSO Shares or indicated an interest in redeeming VOSO Shares. Apollo purchased $75.0 million of common stock of Virtuoso under this Forward Purchase Transaction. On November 19, 2021, Apollo was paid $75.0 million of the funds received from Virtuoso in the Business Combination that were related to the shares acquired by Apollo under the Forward Purchase Transaction (“FPT Shares”). Upon the sale, by Apollo, of any of FPT Shares, Apollo will pay the Company, a pro rata portion of the proceeds equal to the sales price of the shares, up to $10 per share, multiplied by the amount of shares sold. In addition, Wejo Group may deliver a written notice to Apollo requesting partial settlement of the transaction in certain circumstances after the six-month and one-year anniversaries of the consummation of the Business Combination.

19.  Subsequent Events

2021 Convertible Loans

Between January 2021 and April 2021, as part of the Convertible Loan Agreement (see Note 12), the Company issued additional convertible loans to investors for an aggregate principal amount of $21.0 million, including $4.8 million to General Motors. The convertible loans issued in 2021 have the same terms as the Loans issued during the year ended December 31, 2020 (see Note 12).

Fixed Rate Secured Loan Notes Issuance

In April 2021, the Company entered a loan note instrument agreement in which it issued fixed rate secured loan notes in a principal amount of $21.5 million that bears interest at a fixed per annum rate of 9.2% until its maturity date in April 2024. Pursuant to the agreement, the Company has the option to issue further notes in a principal amount of up to $21.5 million. In April 2021, the Company used $10.8 million of the proceeds to repay its outstanding debt balance and fees owed to General Motors under the credit facility (see Note 18).

Arma Partners LLP Legal Claim

In April 2021, Arma Partners LLP (“Arma”), filed a lawsuit against the Company in the Royal Courts of Justice, London, England. In the lawsuit Arma claims a declaration from the Court that Arma is entitled to remuneration arising from a successful acquisition of the Company, in the event it occurs. Arma’s claim is disputed and is being defended in its entirety. The Company is unable to estimate what, if any, liability may result from this litigation.

Agreement and Plan of Merger

On May 28, 2021, the Company entered into a definitive agreement and plan of merger (“Merger Agreement”) with Virtuoso Acquisition Corp. (“Virtuoso”). Virtuoso is a blank check company incorporated in Delaware and was formed to acquire one or more operating businesses through a business combination. Under the terms of the proposed transaction, Virtuoso and the Company will combine under a new holding company, Wejo Group Limited, which will be domiciled in Bermuda and is expected to be listed on NASDAQ under the symbol "WEJO." The transaction will be accounted for as a reverse recapitalization and the Company has been determined to be the accounting acquirer.

In May 2021, in connection with the execution of the Merger Agreement, Virtuoso entered into subscription agreements with the PIPE investors, pursuant to which such PIPE investors have agreed to purchase an aggregate of 10,000,000 shares of Wejo Group Limited common shares in a private placement at a price of $10.00 per share for an aggregate commitment of $100.0 million.

In June 2021, Virtuoso entered into additional subscription agreements with the PIPE investors to issue an additional 2,500,000 shares of Wejo Group Limited common shares in a private placement at a price of $10.00 per share for an aggregate commitment of an additional $25.0 million. The closing of the PIPE investment is contingent on conditions set forth in the Merger Agreement and other customary closing conditions.

CIK 0001822888 Virtuoso Acquisition Corp [Member]
Subsequent Events

Note 8 — Subsequent Events

On January 21, 2021, the Company effected a dividend of 1.1111 for 1 stock dividend for each share of Class B common stock outstanding, resulting in our sponsor holding an aggregate of 5,750,000 founder shares (up to 750,000 shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised) (See Note 5). All shares and per share amounts have been restated.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 11 — Subsequent Events

On October 22, 2021, the SEC declared effective Wejo Group’s registration on Form S-4. The Company filed its definitive proxy statement/prospectus providing for a meeting on November 16, 2021 on which the shareholders of record as of October 14, 2021 will consider and vote upon (i) the approval of the Business Combination, including the adoption of the Merger Agreement, the issuance of the Virtuoso Class C Common Stock and the other transactions contemplated by the Merger Agreement and related agreements described in definitive proxy statement/prospectus, (ii) the adoption of the Second Amended and Restated Certificate of Incorporation in the form attached as Annex B of the definitive proxy statement/prospectus; and (iii) on a non-binding advisory basis, certain governance provisions of the Wejo Group Bye-laws. The Business Combination is expected to close on or about November 18, 2021.

On November 10, 2021, each of Apollo A-N Credit Fund (Delaware), L.P., Apollo Atlas Master Fund, LLC, Apollo Credit Strategies Master Fund Ltd., Apollo PPF Credit Strategies, LLC and Apollo SPAC Fund I, L.P. (each a “Seller”) entered into an agreement, on a several and not joint basis, with Wejo Group (the “Forward Purchase Agreement”) for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”). Each Seller intends, but is not obligated, to purchase shares of our Class A common stock (the “VOSO Shares”) from holders of VOSO Shares, including holders (other than the Company or affiliates of the Company) who have redeemed VOSO Shares or indicated an interest in redeeming VOSO Shares pursuant to the redemption rights set forth in Company’s Certificate of Incorporation in connection with the Business Combination (such redeemed or redeeming holders, the “Redeeming Holders”). Pursuant to the terms of the Forward Purchase Agreement, each Seller has agreed to waive any redemption rights with respect to any such VOSO Shares purchased from the Redeeming Holders in connection with the Business Combination.

Subject to certain termination provisions, the Forward Purchase Agreement provides that on the 2-year anniversary of the effective date of the Forward Purchase Transaction (the “Maturity Date”), each Seller will sell to Wejo the number of shares purchased by such Seller (up to a maximum of 7,500,000 shares across all Sellers) of VOSO Shares (or any shares received in a share-for-share exchange pursuant to the Business Combination) (the “FPA Shares”) at a price equal to the per share redemption price of VOSO Shares calculated pursuant to Section 9.2 of Virtuoso’s Certificate of Incorporation (the “Forward Price”). In consideration for such sale, one business day following the closing of the Business Combination, such Seller will be paid an amount equal to the

Forward Price multiplied by the number of FPA Shares underlying the Transaction between such Seller and Wejo (the “Prepayment Amount”).

At any time, and from time to time, after the closing of the Business Combination, each Seller may sell FPA Shares at its sole discretion in one or more transactions, publicly or privately and, in connection with such sales, terminate the Forward Purchase Transaction in whole or in part in an amount corresponding to the number of FPA Shares sold (the “Terminated Shares”) with notice required to Wejo Group within one business day following any such sale. On the settlement date of any such early termination, such Seller will pay to Wejo Group a pro rata portion of the Prepayment Amount representing the Forward Price for the Terminated Shares. At the Maturity Date, each Seller will transfer any remaining FPA Shares to Wejo Group in satisfaction of its obligations under the Forward Purchase Agreement.

Wejo Group may deliver a written notice to each Seller requesting partial settlement of the transaction subject to there being a remaining percentage of the FPA Shares (the “Excess Shares”) that has not become Terminated Shares within a six month or one year period. The amount paid in such early settlement to Wejo Group is equal to the lesser of (i) the number of such Excess Shares sold in the early settlement multiplied by the Forward Price and (ii) the net sale proceeds received by such Seller for such Excess Shares sold in the early settlement. In certain circumstances, Wejo Group may also request that each Seller transfers such Excess Shares to a designee of Wejo Group rather than selling such shares in the market.

Also on November 10, 2021, the Company and Wejo Group entered into one additional subscription agreement (“Additional Subscription Agreement”) with an investor (“Additional Investor”), pursuant to which the Company and Wejo Group agreed to sell to the Additional Investor an additional aggregate amount of $3.5 million of Company Common Shares at a purchase price of $10.00 per share. The Additional Subscription Agreement has substantially the same terms as the previously announced Subscription Agreements. With the Additional Subscription Agreement, the PIPE Investment is now 128.5 million.

We have received four demand letters from putative stockholders of Virtuoso dated August 6, 2021, October 29, 2021, November 3, 2021, and November 4, 2021 (together, the “Demands”) generally alleging that the proxy statement/prospectus forming part of the registration statement on Form S-4 that Wejo Group filed with the SEC on July 16, 2021, as amended on October 22, 2021, omits material information with respect to our proposed business combination with Wejo. The Demands seek the issuance of corrective disclosures in an amendment or supplement to the proxy statement/prospectus. We additionally received an unfiled complaint from one of the putative stockholders, which was enclosed with the demand letter dated October 29, 2021 (the “Draft Complaint”). The Draft Complaint generally alleges that the proxy statement/prospectus is materially incomplete and misleading, and asserts claims under Sections 14(a) and 20(a) of the Exchange Act against the Company and the Company’s Board of Directors. The Draft Complaint seeks, among other things, an order enjoining the proposed business combination, damages, and an award of attorneys’ fees.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements other than those provided above.